Research and Development Expenses - Additional Information (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses
Professional fees, consulting services	€ 54,734	€ 31,576	€ 3,732
Professional fees, contractors	€ 18,105	€ 17,845	€ 4,716